Summarised financial information - Additional Information (Details) € in Millions, £ in Millions	Oct. 30, 2025 EUR (€) BOND	Sep. 27, 2021 EUR (€) BOND	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)
Disclosure Of Summarised Financial Information [Line Items]
Bonds issued			£ 33,815	£ 36,016
Number of perpetual hybrid bonds issued | BOND	2	2
Perpetual hybrid bonds | €	€ 600	€ 1,000
Contractual obligation			£ 72	£ 67